Investments (Tables)	3 Months Ended
Mar. 31, 2023
Investment Company [Abstract]
Schedule of investment portfolio at amortized cost and fair value

	March 31, 2023			December 31, 2022
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$35,834	$33,748	98.5%	$41,668	$39,028	96.0%
Senior secured loans - second lien	—	—	—	5,250	1,126	2.8
Senior secured bonds	1,458	43	0.1	1,520	102	0.3
Total senior debt	$37,292	$33,791	98.6%	$48,438	$40,256	99.1%
Equity and other	4,649	458	1.4	—	385	0.9
Total investments	$41,941	$34,249	100.0%	$48,438	$40,641	100.0%

Schedule of investment portfolio at amortized cost and fair value

	March 31, 2023			December 31, 2022
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$12,945	$8,478	24.7%	$15,014	$10,090	24.8%
Consumer Goods: Non-Durable	8,371	7,030	20.5	8,309	7,172	17.6
Technology	6,028	6,003	17.5	5,981	6,247	15.5
Metals & Mining	5,500	5,165	15.1	5,500	5,165	12.7
Automotive	4,069	3,255	9.5	4,072	3,490	8.6
Retail	1,641	2,012	5.9	1,685	1,798	4.4
Chemicals, Plastics & Rubber	955	943	2.8	957	944	2.3
Beverage, Food & Tobacco	713	876	2.6	713	910	2.2
Energy: Oil & Gas	1,719	487	1.4	1,770	590	1.5
Hotel, Gaming & Leisure	—	—	—	2,279	2,228	5.5
Telecommunications	—	—	—	2,158	2,007	4.9
Total investments	$41,941	$34,249	100.0%	$48,438	$40,641	100.0%

Schedule of investment portfolio as a percentage

Geographic Dispersion	March 31, 2023	December 31, 2022
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%